Equity (Tables)	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
A summary of the changes in each component of Accumulated other comprehensive (loss) income, net of tax for the years ended December 31, 2018 and 2017 is provided below:

(dollars in millions)	Foreign Currency Translation	Defined Benefit Pension and Postretirement Plans	Unrealized Gains (Losses) on Available-for- Sale Securities	Unrealized Hedging (Losses) Gains	Accumulated Other Comprehensive (Loss) Income
Balance at December 31, 2016	$(3,480)	$(5,045)	$353	$(162)	$(8,334)
Other comprehensive income before reclassifications, net	540	78	3	264	885
Amounts reclassified, pre-tax	(10)	529	(566)	(39)	(86)
Tax (expense) benefit reclassified	—	(214)	215	9	10
Balance at December 31, 2017	$(2,950)	$(4,652)	$5	$72	$(7,525)
Other comprehensive loss before reclassifications, net	(486)	(1,736)	—	(307)	(2,529)
Amounts reclassified, pre-tax	(2)	344	—	(16)	326
Tax (expense) benefit reclassified	(4)	326	—	78	400
ASU 2016-01 adoption impact	—	—	(5)	—	(5)
Balance at December 31, 2018	$(3,442)	$(5,718)	$—	$(173)	$(9,333)